Note 7 - Loans Receivable, Net and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2023	2022
Real estate loans:
One-to-four family residential:
Owner occupied	$22,885	$18,070
Non-owner occupied	40,455	39,315
Total one-to-four family residential	63,340	57,385
Multi-family (five or more) residential	46,680	46,909
Commercial real estate	331,174	333,540
Construction	35,585	28,938
Home equity	6,162	4,918
Total real estate loans	482,941	471,690

Commercial business	127,868	159,069
Other consumer	69	2
Total Loans	610,878	630,761

Deferred loan fees and costs	(771)	(1,219)
Allowance for credit losses	(6,758)	(7,678)
Net Loans	$603,349	$621,864

Financing Receivable, Internal Risk Categories [Table Text Block]
	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied Risk rating
Pass	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
One-to-four family residential non- owner occupied Risk rating
Pass	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	$-	$40,455
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	$-	$40,455
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Multi-family residential Risk rating
Pass	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Current period gross charge-offs	$-	$-	$-	$-	$-	$2	$-	$2
Commercial real estate Risk rating
Pass	$61,338	$121,006	$64,684	$26,631	$16,571	$38,897	$1,996	$331,123
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	51	-	-	51
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$61,338	$121,006	$64,684	$26,631	$16,622	$38,897	$1,996	$331,174
Current period gross charge-offs	$-	$-	$-	$134	$-	$-	$-	$134
Construction Risk rating
Pass	$14,777	$11,244	$7,417	$-	$-	$-	$-	$33,438
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	2,147	-	2,147
Doubtful	-	-	-	-	-	-	-	-
Total construction	$14,777	$11,244	$7,417	$-	$-	$2,147	$-	$35,585
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity Risk rating
Pass	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Commercial business Risk rating
Pass	$6,441	$69,913	$27,022	$4,324	$1,955	$1,109	$13,593	$124,357
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,242	323	-	3,511
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$6,441	$69,913	$28,967	$4,324	$3,197	$1,433	$13,593	$127,868
Current period gross charge-offs	$-	$29	$613	$97	$-	$-	$-	$739
Other consumer Risk rating
Pass	$69	$-	$-	$-	$-	$-	$-	$69
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$69	$-	$-	$-	$-	$-	$-	$69
Current period gross charge-offs Total	$-	$-	$-	$-	$-	$-	$-	$-
Pass	$93,492	$233,467	$129,300	$40,556	$22,509	$65,518	$20,327	$605,169
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,293	2,470	-	5,709
Doubtful	-	-	-	-	-	-	-	-
Total	$93,492	$233,467	$131,246	$40,556	$23,802	$67,988	$20,327	$610,878
Current period gross charge-offs	$-	$29	$613	$231	$-	$2	$-	$875

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2022
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$17,663	$407	$-	$-	$18,070
One-to-four family residential non-owner occupied	39,315	-	-	-	39,315
Multi-family residential	45,201	-	1,708	-	46,909
Commercial real estate	333,406	-	134	-	333,540
Construction	28,938	-	-	-	28,938
Home equity	4,918	-	-	-	4,918
Commercial business	153,746	2,908	2,415	-	159,069
Other consumer	2	-	-	-	2
Total	$623,189	$3,315	$4,257	$-	$630,761

Financing Receivable, Nonaccrual [Table Text Block]
	December 31, 2023					December 31, 2022
	Non-accrual loans
	With a Related Allowance	Without a Related Allowance	Total	90 Days or More Past Due and Accruing	Total Non-Performing	Total Non-Accrual Loans
One-to-four family residential owner occupied	$-	$-	$-	$401	$401	$-
Multi-family residential	-	-	-	-	-	1,708
Commercial real estate	-	51	51	-	51	134
Commercial business	-	-	-	-	-	97
Total	$-	$51	$51	$401	$452	$1,939

Impaired Financing Receivables [Table Text Block]
	December 31, 2022
With no related allowance recorded:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	7	9	-	7	-
Multi-family residential	1,708	1,722	-	1,708	-
Commercial real estate	129	129	-	130	12
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial business	-	-	-	-	-
Other consumer	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	-	-	-	-	-
Multi-family residential	-	-	-	-	-
Commercial real estate	134	134	118	136	9
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial business	97	97	97	102	6
Other consumer	-	-	-	-	-

Total:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	7	9	-	7	-
Multi-family residential	1,708	1,722	-	1,708	-
Commercial real estate	263	263	118	266	21
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial business	97	97	97	102	6
Other consumer	-	-	-	-	-
Total	$2,075	$2,091	$215	$2,083	$27

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	December 31, 2023
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for credit losses:
Beginning balance	$123	$295	$451	$3,750	$304	$33	$2,422	$300	$7,678
Impact of ASU 326	-	-	-	-	-	-	-	-	-
Charge-offs	-	-	(2)	(134)	-	-	(739)	-	(875)
Recoveries	-	-	-	-	-	-	-	-	-
Provision(1)	30	(76)	(29)	(832)	279	28	855	(300)	(45)
Ending balance	$153	$219	$420	$2,784	$583	$61	$2,538	$-	$6,758
	December 31, 2022
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$73	$292	$249	$2,475	$119	$29	$1,625	$400	$5,262
Charge-offs	-	-	-	-	-	-	(59)	-	(59)
Recoveries	-	-	-	-	-	-	-	-	-
Provision	50	3	202	1,275	185	4	856	(100)	2,475
Ending balance	$123	$295	$451	$3,750	$304	$33	$2,422	$300	$7,678

Ending balance evaluated for impairment:
Individually	$-	$-	$-	$118	$-	$-	$97	$-	$215
Collectively	$123	$295	$451	$3,632	$304	$33	$2,325	$300	$7,463
Loans receivable:
Ending balance	$18,070	$39,315	$46,909	$333,540	$28,938	$4,918	$159,071		$630,761

Ending balance evaluated for impairment:
Individually	$-	$7	$1,708	$263	$-	$-	$97		$2,075
Collectively	$18,070	$39,308	$45,201	$333,277	$28,938	$4,918	$158,974		$628,686

Financing Receivable, Past Due [Table Text Block]
	December 31, 2023
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$136	$401	$22,348	$22,885
One-to-four family residential non-owner occupied	256	-	40,199	40,455
Multi-family residential	175	-	46,505	46,680
Commercial real estate	3,944	-	327,230	331,174
Construction	-	-	35,585	35,585
Home equity	403	-	5,759	6,162
Commercial business	-	-	127,868	127,868
Other consumer	-	-	69	69
Total	$4,914	$401	$605,562	$610,878

	December 31, 2022
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$407	$-	$407	$17,663	$18,070	$-
One-to-four family residential non-owner occupied	23	-	23	39,292	39,315	-
Multi-family residential	-	1,708	1,708	45,201	46,909	-
Commercial real estate	2,895	134	3,029	330,511	333,540	-
Construction	2,062	-	2,062	26,876	28,938	-
Home equity	39	-	39	4,879	4,918	-
Commercial business	10	97	107	158,962	159,069	51
Other consumer	-	-	-	2	2	-
Total	$5,436	$1,939	$7,375	$623,386	$630,761	$51